Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Summary of Inventories

	2023	2022
Raw materials and consumables	16,500	20,638
Finished goods	51,382	93,837
Total	67,882	114,475